AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Schedule Of Available-For-Sale Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 30,026	$ 46,901
Gross unrealized gains	26	75
Gross unrealized losses	(83)	(136)
Fair value	29,969	46,840
Reclassification of certain securities to long-term	15,695	16,785
Short-term marketable securities	14,274	30,055
Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	9,680	16,693
Gross unrealized gains	16	14
Gross unrealized losses	(7)	(4)
Fair value	9,689	16,703
Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	16,699	25,061
Gross unrealized gains	10	61
Gross unrealized losses	(67)	(126)
Fair value	16,642	24,996
Matures After Three Years Through Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 2,141	$ 552
Gross unrealized gains
Gross unrealized losses	$ (9)	$ (6)
Fair value	2,132	546
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 1,506	$ 4,595
Gross unrealized gains
Gross unrealized losses
Fair value	$ 1,506	$ 4,595
Certificate of deposit [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 728	$ 50
Gross unrealized gains
Gross unrealized losses
Fair value	$ 728	$ 50
Certificate of deposit [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 1,248	$ 4,606
Gross unrealized gains
Gross unrealized losses	$ (2)	$ (26)
Fair value	$ 1,246	4,580
Certificate of deposit [Member] | Matures After Three Years Through Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		$ 351
Gross unrealized gains
Gross unrealized losses		$ (5)
Fair value		346
Government Debentures - Fixed Interest Rate [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		2,175
Gross unrealized gains		$ 7
Gross unrealized losses
Fair value		$ 2,182
Government Sponsored Enterprises - Fixed Interest Rate [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 2,089	$ 963
Gross unrealized gains	$ 2
Gross unrealized losses		$ (2)
Fair value	$ 2,091	961
Corporate Debentures - Fixed Interest Rate [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	6,863	15,680
Gross unrealized gains	14	14
Gross unrealized losses	(7)	(2)
Fair value	6,870	15,692
Corporate Debentures - Fixed Interest Rate [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	15,451	18,280
Gross unrealized gains	10	54
Gross unrealized losses	(65)	(100)
Fair value	15,396	18,234
Corporate Debentures - Fixed Interest Rate [Member] | Matures After Three Years Through Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 2,141	$ 201
Gross unrealized gains
Gross unrealized losses	$ (9)	$ (1)
Fair value	$ 2,132	$ 200